INITIAL PUBLIC OFFERING	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 6,600,000 Units, including 600,000 additional units issued pursuant to the partial exercise by the underwriter of its over-allotment option at a price of $10.00 per Unit. Each Unit consists of one share of ordinary shares and one right to receive two-tenths (2/10) of one Ordinary Share upon the consummation of the Company’s initial business combination one right (“Public Right”). Five Public Rights will entitle the holder to one share of ordinary shares (see Note 7).

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 6,600,000 Units, including 600,000 additional units issued pursuant to the partial exercise by the underwriter of its over-allotment option at a price of $10.00 per Unit. Each Unit consists of one share of ordinary shares and one right to receive two-tenths (2/10) of one Ordinary Share upon the consummation of the Company’s initial business combination one right (“Public Right”). Five Public Rights will entitle the holder to one share of ordinary shares (see Note 7).